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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
                 ----------------------------------------------
   Address:      456 Montgomeny Street
                 ----------------------------------------------
                 Suite 1200
                 ----------------------------------------------
                 San Francisco, CA 94104
                 ----------------------------------------------

Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Downey H. Blount
         -------------------------------
Title:   Senior Vice President
         -------------------------------
Phone:   (415) 955 - 8122
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Downey Blount            San Francisco, CA     5/6/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                                         N/A
       ---------------          ------------------------------------
    [Repeat as necessary.]

                                        1
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         19
                                        --------------------

Form 13F Information Table Value Total:    $  192,313
                                        --------------------
                                            (thousands)


List of Other Included Managers:

    NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                      FORM 13F INFORMATION TABLE

      COLUMN 1              COLUMN 2       COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------ ---------------- --------- -------- ----------------------- ------------ -------- ------------------------
                                                     VALUE     SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE     SHARED  NONE
------------------------ ---------------- --------- -------- ---------- ----- ------ ------------ -------- ---------- ------ ------
CHINA MOBILE HONG KONG
  LTD                    NOTE 2.25%11/05  16941MAA7   48,259 47,900,000  PRN             SOLE                     N/A
CHINA MOBILE HONG KONG
  LTD                    SPONSORED ADR    16941M109    7,528    512,450   SH             SOLE                 512,450
CHINA UNICOM LTD         SPONSORED ADR    16945R104      146     16,200   SH             SOLE                  16,200
CHUNGHWA TELECOM CO LTD  SPONSORED ADR    17133Q205   22,370  1,263,100   SH             SOLE               1,263,100
CNOOC LTD                SPONSORED ADR    126132109      202      4,700   SH             SOLE                   4,700
HONDA MOTOR LTD          AMERN SHS        438128308    3,101    134,000   SH             SOLE                 134,000
HSBC HOLDINGS PLC        SPON ADR NEW     404280406   21,535    287,897   SH             SOLE                 287,897
HUANENG PWR INTL INC     SPON ADR N       443304100   12,574    160,550   SH             SOLE                 160,550
KOOKMIN BK NEW           SPONSORED ADR    50049M109    6,405    158,309   SH             SOLE                 158,309
KOREA ELEC PWR           SPONSORED ADR    500631106    6,567    636,310   SH             SOLE                 636,310
KT CORP                  SPONSORED ADR    48268K101   11,810    620,290   SH             SOLE                 620,290
NIPPON TELEG & TEL CORP  SPONSORED ADR    654624105    4,311    152,125   SH             SOLE                 152,125
NTT DOCOMO INC           SPONS ADR        62942M201      275     12,400   SH             SOLE                  12,400
PETROCHINA CO LTD        SPONSORED ADR    71646E100   10,363    202,790   SH             SOLE                 202,790
PT TELEKOMUNIKASI
  INDONESIA              SPONSORED ADR    715684106   13,427    796,880   SH             SOLE                 796,880
SEMICONDUCTOR MANUFACT   SPONSORED ADR    81663N206    2,084    138,000   SH             SOLE                 138,000
SINA CORP                COM              G81477104    3,204     84,700   SH             SOLE                  84,700
SK TELECOM LTD           SPONSORED ADR    78440P108   18,022    846,100   SH             SOLE                 846,100
TAIWAN SEMICONDUCTOR
  MFG LTD                SPONSORED ADR    874039100      130     12,474   SH             SOLE                  12,474